Earnings Per Share - Schedule of Basic and Diluted Earnings Per Share (Details) - USD ($)		6 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Numerator:
Net income		$ 1,066,894	$ 6,243,606
Denominator:
Basic	[1]	35,990,935	30,280,768
Diluted	[1]	35,990,935	30,280,768
Earnings per ordinary share
Basic		$ 0.03	$ 0.21
Diluted		$ 0.03	$ 0.21

[1]	Share data have been retroactively restated to give effect to the reverse recapitalization that is discussed in Note 1.